Average Annual Total Returns - PeakShares Sector Rotation ETF	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	20.58%
ICE BofA 3-Month U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	4.62%
PeakShares Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	10.53%	13.38%
Performance Inception Date	Apr. 29, 2024
PeakShares Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.26%	11.56%
PeakShares Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.16%	9.48%

[1]	The Fund commenced operations on April 29, 2024.